Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of November 2011

Collection Period	Nov-11	30/360 Days	30
Distribution Date	15-Dec-11	Actual/360 Days	30

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,366,542,785.52	768,073,256.90	732,590,084.37
YSOC		7,321,015.41	3,162,295.60	2,949,628.99
Total Adjusted Portfolio		1,359,221,770.11	764,910,961.30	729,640,455.38	0.536808
Total Adjusted Securities		1,359,221,770.11	764,910,961.30	729,640,455.38	0.536808
Class A-1 Notes	0.35590%	396,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.55000%	350,900,000.00	152,589,191.19	117,318,685.27	0.334337
Class A-3 Notes	0.87000%	419,100,000.00	419,100,000.00	419,100,000.00	1.000000
Class A-4 Notes	1.31000%	135,450,000.00	135,450,000.00	135,450,000.00	1.000000
Certificates	0.00000%	57,771,770.11	57,771,770.11	57,771,770.11	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	35,270,505.92	69,936.71	100.5144084	0.1993067
Class A-3 Notes	0.00	303,847.50	-	0.7250000
Class A-4 Notes	0.00	147,866.25	-	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	35,270,505.92	521,650.46

I. COLLECTIONS

Interest:
Interest Collections		2,896,916.90
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,896,916.90

Principal:
Principal Collections		34,251,268.13
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		34,251,268.13

Recoveries of Defaulted Receivables		1,667,108.96
Servicer Advances		68,225.26

Total Collections		38,883,519.25

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	63,878	764,910,961.30
Total Principal Payment		35,270,505.92
	62,562	729,640,455.38

III. DISTRIBUTIONS

Total Collections		38,883,519.25
Reserve Account Draw		0.00
Total Available for Distribution		38,883,519.25

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of November 2011

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	640,061.05
Servicing Fee Paid	640,061.05
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	69,936.71

Class A-2 Notes Monthly Interest Paid	69,936.71
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	303,847.50

Class A-3 Notes Monthly Interest Paid	303,847.50
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	147,866.25

Class A-4 Notes Monthly Interest Paid	147,866.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	521,650.46
Total Note Monthly Interest Paid	521,650.46
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	37,721,807.74

4. Total Monthly Principal Paid on the Notes	35,270,505.92

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	35,270,505.92
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of November 2011

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,451,301.82
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,451,301.82

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,398,054.43
Required Reserve Account Amount		3,398,054.43
Beginning Reserve Account Balance		3,398,054.43
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,398,054.43

Required Reserve Account Amount for Next Period		3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon		4.63%
Weighted Average Remaining Maturity		34.39

Principal Recoveries of Defaulted Receivables		1,667,108.96
Principal on Defaulted Receivables		1,231,904.40
Pool Balance at Beginning of Collection Period		768,073,256.90
Net Loss Ratio		-0.68%

Net Loss Ratio for Second Preceding Collection Period		0.53%
Net Loss Ratio for Preceding Collection Period		0.57%
Net Loss Ratio for Current Collection Period		-0.68%
Average Net Loss Ratio		0.14%

Cumulative Net Losses for all Periods		4,955,939.94

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	8,052,899.35	625
61-90 Days Delinquent	1,792,521.27	140
91-120 Days Delinquent	390,672.38	27
Total Delinquent Receivables:	10,236,093.00	792
61+ Days Delinquencies as Percentage of Receivables	0.30%	0.27%

Delinquency Ratio for Second Preceding Collection Period		0.20%
Delinquency Ratio for Preceding Collection Period		0.24%
Delinquency Ratio for Current Collection Period		0.27%
Average Delinquency Ratio		0.24%

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of November 2011

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No